PROVISION FOR INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings from continuing operations before income taxes [Abstract]
United States	$ 717	$ 465	$ 111
Outside the United States	163	153	74
Earnings from continuing operations before income taxes	880	618	185
United States [Abstract]
Current	165	115	(82)
Deferred	66	29	128
Outside United States [Abstract]
Current	20	29	17
Deferred	16	16	5
State and other [Abstract]
Current	16	18	(11)
Deferred	(9)	(5)	17
Provision for income taxes from continuing operations	274	202	74
Deferred tax charge (benefit) recorded in stockholders' equity [Abstract]
Unrecognized losses and prior service credits for benefit plans	(15)	(16)	(17)
Cumulative translation adjustment	0	3	2
Unrealized gains (losses) on cash flow hedges	(12)	(6)	4
Other comprehensive income	(27)	(19)	(11)
Income tax expense (benefit) included in consolidated financial statement [Abstract]
Continuing operations	274	202	74
Discontinued operations	27	10	(14)
Other comprehensive income	(27)	(19)	(11)
Total	274	193	49
Reconciliation income tax rate [Abstract]
Amount computed using the statutory rate	308	216	65
State income taxes, net	2	8	4
Foreign rate variance	(21)	(11)	(3)
Domestic manufacturing deduction	17	14	(5)
Change in reserves for tax contingencies	0	0	(5)
General business credits	5	4	(7)
Other	7	7	1
Provision for income taxes from continuing operations	274	202	74
Effective tax rate for the period (in hundredths)	32.00%	33.00%	39.00%
Tax charge associated with nondeductible early distribution under the executive deferred compensation plan		9
Tax charge (benefit) associated with the investment tax credits	(8)		11
Tax charge associated with a change in accounting method			7
Tax benefit from the reversal of tax reserves due to the expiration of the relevant statute of limitations			5
Deferred tax assets [Abstract]
Post-employment obligations	562	512
Net operating loss carry forwards	87	61
Other	27	22
Total deferred tax assets	676	595
Less valuation allowance	(42)	(48)
Deferred tax assets less valuation allowance	634	547
Deferred tax liabilities [Abstract]
Depreciation	(793)	(781)
Inventory reserves	(44)	(37)
Total deferred tax liabilities	837	818
Net deferred tax liabilities	(203)	(271)
As recorded in the Consolidated Statements of Financial Position [Abstract]
Other current assets	2	2
Other noncurrent assets	18	24
Payables and other current liabilities	(13)	(13)
Deferred income tax liabilities	(210)	(284)
Net deferred tax liabilities	(203)	(271)
Unremitted earnings of foreign subsidiaries	436
Due to and from tax authorities [Abstract]
Miscellaneous receivables	5	45
Payables and other current liabilities	8	7
Other long-term liabilities	10	9
Total income taxes payable	18	16
Reconciliation of beginning and ending amounts of unrecognized tax benefits [Roll Forward]
Lapse of statute of limitations			(5)
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance on deferred tax asset resulting from operating loss carryforward	26
Foreign net operating loss carryforwards	205
Foreign net operating loss carryforwards with expiration date	55
Expiring period of foreign net operating loss carryforwards, minimum (in years)	3
Expiring period of foreign net operating loss carryforwards, maximum (in years)	15
Foreign net operating loss carryforwards without expiration date	150
United States [Member]
Reconciliation income tax rate [Abstract]
Tax benefit from the reversal of tax reserves due to the expiration of the relevant statute of limitations	0	(2)	(5)
Reconciliation of beginning and ending amounts of unrecognized tax benefits [Roll Forward]
Beginning Balance	9	6	11
Additions based on tax positions related to current year	1	5	0
Lapse of statute of limitations	0	2	5
Ending Balance	10	9	6
Unrecognized tax benefits that would impact effective tax rate, if recognized	10	9	6
Accrued interest, net of tax related to unrecognized tax benefits	$ 1	$ 1	$ 1